12. DARPA CONTRACT AND RELATED REVENUE RECOGNITION (Details Narrative) (USD $)	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Contract revenue	$ 444,723	$ 808,739
Number Of Milestones Under Year One Contract	3
Number Of Milestones Achieved Under Year One Contract		4
Milestone 2.4.2.2 [Member]
Revenue Recognition, Milestone Method, Revenue Recognized	197,362
MileStone 2.4.2.4 [Member]
Revenue Recognition, Milestone Method, Revenue Recognized	50,000
Milestone M9 [Member]
Revenue Recognition, Milestone Method, Revenue Recognized	197,361
MileStone 2.3.2.2 [Member]
Revenue Recognition, Milestone Method, Revenue Recognized		195,581
MileStone 2.3.2.2 2nd one [Member]
Revenue Recognition, Milestone Method, Revenue Recognized		195,581
MileStone 2.3.3.2 [Member]
Revenue Recognition, Milestone Method, Revenue Recognized		208,781
Milestone M5 [Member]
Revenue Recognition, Milestone Method, Revenue Recognized		$ 208,781